Summary of Significant Accounting Policies (Narrative) (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Percent of interest in the General Partners Controlling Interest	53.00%	53.20%
Interest in the General Partners Controlling Interest (in shares)	2,295,033	2,353,328